CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 92,490	$ 101,182	$ 168,003
Marketable securities	37,340	94,776	184,800
Accounts receivable		8,774	339,735
Notes receivable			115,000
Inventory	975,773	961,236	632,986
Deposits in escrow	320,400	400,476
Prepaid expenses and other current assets	56,909	66,220	89,241
Total current assets	1,482,912	1,632,664	1,529,765
Property and equipment, net of accumulated depreciation	150,698	158,318	140,658
Assets held for resale	399,594	399,594	0
Investments, at cost			1,200,000
Intangible assets, net of accumulated amortization	696,111	709,153	682,429
Goodwill	1,260,037	1,260,037	1,090,037
Deposits and other assets	74,727	104,726	98,726
Total assets	4,064,079	4,264,492	4,741,615
Current liabilities
Accounts payable	2,599,219	1,713,627	305,934
Accrued interest payable	171,716	372,937
Accrued expenses	175,081	610,497	142,380
Deferred revenue, current	201,303	204,091	683,621
Notes payable	254,011	261,434	75,000
Related party notes payable	633,877	678,877	111,794
Convertible notes payable, net of discount	2,966,522	2,524,427
Convertible notes payable, related parties	150,000
Derivative Liability	1,609,338	3,691,853
Customer deposits	1,518,808	1,525,808	785,861
Total current liabilities	10,279,875	11,583,551	2,104,590
Deferred revenue, less current portion	520,931	568,515
Deferred tax liability	160,000	160,000
Total liabilities	10,960,806	12,312,066	2,104,590
Commitments and Contingencies
Stockholders' Equity/(Deficit)
Preferred stock	3,000	3,000	3,000
Common stock	32,668	30,497	29,526
Additional paid-in capital	20,954,900	15,315,110	8,156,358
Treasury stock	(1,209,600)	(1,209,600)
Accumulated deficit	(26,511,871)	(22,078,193)	(5,536,859)
Accumulated other comprehensive loss	(165,824)	(108,388)
Total stockholders' deficit	(6,896,727)	(8,047,574)	2,637,025
Common stock subscribed			(15,000)
Total liabilities and stockholders' deficit	4,064,079	4,264,492	4,741,615
As Originally Presented [Member]
Current liabilities
Accrued interest payable		372,990
Accrued expenses		$ 610,444